Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	WLS
Entity Registrant Name	WILLIAM LYON HOMES
Entity Central Index Key	0001095996
Entity Filer Category	Non-accelerated Filer